Supplementry Financial Statement Information - Schedule of Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Income [Abstract]
Interest income	$ 75	$ 215	$ 161
Fair value adjustment of warrants	10	4,109
Warrants issuance costs		(473)
Exchange rate differences, Net	(738)	207	142
Bank fees	(17)	(24)	(12)
Other adjustment of royalty obligation			21
Total	$ (670)	$ 4,034	$ 312